Condensed Consolidated Interim Statements of Financial Position (Unaudited) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 13,368,936	$ 7,894,781
Receivables	1,485,994	2,088,965
Inventory	1,537,247	1,055,942
Note receivable	135,330	169,300
Prepaids and Deposits	1,888,374	2,307,724
Total current assets	18,415,881	13,516,712
Equipment	427,869	404,691
Intangible assets	170,812	179,801
Investments	249,616	192,583
Right of use assets	313,906	344,746
TOTAL ASSETS	19,578,084	14,638,533
Current Liabilities
Trade payables and accrued liabilities	3,208,718	2,816,676
Customer deposits	235,225	194,758
Deferred income	3,958	63,690
Loans payable	82,787	81,512
Derivative liability		57,314
Lease liabilities	108,898	133,962
Total current liability	3,639,586	3,347,912
Non-current Liabilities
Loans payable	3,373	5,059
Lease liabilities	239,301	244,681
TOTAL LIABILITIES	3,882,260	3,597,652
SHAREHOLDERS’ EQUITY
Share capital	94,880,214	83,600,089
Reserve – share-based payments	7,736,153	7,264,340
Accumulated deficit	(87,044,172)	(79,976,546)
Accumulated other comprehensive income (loss)	123,629	152,998
TOTAL SHAREHOLDERS’ EQUITY	15,695,824	11,040,881
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 19,578,084	$ 14,638,533